SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
San Gonzalo Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	0.8 years	1.8 years	2.8 years
Avino Mine [Member]
Disclosure of detailed information about business combination [line items]
Estimated remaining life (in years)	10.3 years	11.3 years